Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Communication Services: 2.1%
986,443	(1)	Globalstar, Inc.	$1,144,274	0.4
90,271	(1)	Playtika Holding Corp.	1,016,452	0.3
283,651	(1)	Vimeo, Inc.	1,086,383	0.3
46,629	(1)	Yelp, Inc.	1,431,510	0.5
21,658	(1)	Ziff Davis, Inc.	1,690,407	0.6
			6,369,026	2.1

		Consumer Discretionary: 7.9%
51,182		Acushnet Holdings Corp.	2,607,211	0.9
130,589		Arko Corp.	1,108,701	0.4
2,464,988	(1)	ContextLogic, Inc.	1,098,892	0.4
64,595		Gentex Corp.	1,810,598	0.6
225,002	(1)	GrowGeneration Corp.	769,507	0.2
51,799		H&R Block, Inc.	1,825,915	0.6
12,570	(1)	Harley-Davidson, Inc.	476,623	0.2
75,547	(2)	International Game Technology PLC	2,024,660	0.7
22,790		KB Home	915,702	0.3
46,830	(1)	Leslie's, Inc.	515,598	0.2
117,504	(1)	Lindblad Expeditions Holdings, Inc.	1,123,338	0.4
5,592		Murphy USA, Inc.	1,443,016	0.5
61,976	(1)	Sonos, Inc.	1,215,969	0.4
77,714		Steven Madden Ltd.	2,797,704	0.9
97,332	(1)	Tri Pointe Homes, Inc.	2,464,446	0.8
142,787	(1)	Udemy, Inc.	1,260,809	0.4
			23,458,689	7.9

		Consumer Staples: 0.9%
32,306	(1)	National Beverage Corp.	1,703,172	0.6
60,230		Primo Water Corp.	924,531	0.3
			2,627,703	0.9

		Energy: 5.7%
147,335		Antero Midstream Corp.	1,545,544	0.5
52,606		Archrock, Inc.	513,961	0.2
34,472		California Resources Corp.	1,327,172	0.4
481,907	(1)	Clean Energy Fuels Corp.	2,101,115	0.7
105,030		Equitrans Midstream Corp.	607,073	0.2
152,315		Excelerate Energy, Inc.	3,372,254	1.1
36,129		Murphy Oil Corp.	1,336,050	0.5
144,290		Permian Resources Corp.	1,515,045	0.5
120,852		SFL Corp. Ltd.	1,148,094	0.4
42,185	(1)	US Silica Holdings, Inc.	503,689	0.2
116,830		World Fuel Services Corp.	2,985,007	1.0
			16,955,004	5.7

		Financials: 21.0%
251,628		AGNC Investment Corp.	2,536,410	0.9
52,540	(1)	Ambac Financial Group, Inc.	813,319	0.3
10,488		American National Bankshares, Inc.	332,470	0.1
25,906		Arrow Financial Corp.	645,318	0.2
134,842		Associated Banc-Corp.	2,424,459	0.8
25,405		Atlantic Union Bankshares Corp.	890,445	0.3
93,553		BankUnited, Inc.	2,112,427	0.7
48,935		BCB Bancorp, Inc.	642,517	0.2
57,032		Berkshire Hills Bancorp, Inc.	1,429,222	0.5
156,622		BGC Partners, Inc.	819,133	0.3
101,269		Capstar Financial Holdings, Inc.	1,534,225	0.5
34,453		Cathay General Bancorp.	1,189,318	0.4
109,554		ConnectOne Bancorp, Inc.	1,936,915	0.6
95,310		Eastern Bankshares, Inc.	1,202,812	0.4
113,572	(2)	Ellington Financial, Inc.	1,386,714	0.5
17,845		Essent Group Ltd.	714,692	0.2
42,602		EVERTEC, Inc.	1,437,817	0.5
147,186	(1)	Ezcorp, Inc.	1,265,800	0.4
30,753		Farmers National Banc Corp.	388,718	0.1
274,341		First BanCorp. Puerto Rico	3,132,974	1.1
16,447	(2)	HCI Group, Inc.	881,559	0.3
28,279		Hilltop Holdings, Inc.	839,038	0.3
38,203		Home Bancshares, Inc./Conway AR	829,387	0.3
95,583		KKR Real Estate Finance Trust, Inc.	1,088,690	0.4
105,475		Ladder Capital Corp.	996,739	0.3
436,579	(1)	Marqeta, Inc.	1,995,166	0.7
27,512		Mercury General Corp.	873,231	0.3
39,150		NBT Bancorp., Inc.	1,319,746	0.4
58,485	(1)	NMI Holdings, Inc.	1,305,970	0.4
151,550		Old Republic International Corp.	3,784,204	1.3
34,234		Origin Bancorp, Inc.	1,100,623	0.4
229,511	(1)	Oscar Health, Inc.	1,501,002	0.5
102,031		Pacific Premier Bancorp, Inc.	2,450,785	0.8
61,050	(2)	PacWest Bancorp	594,017	0.2
220,358	(1)	Payoneer Global, Inc.	1,383,848	0.5
55,039		ProAssurance Corp.	1,017,121	0.3
45,841		Provident Financial Services, Inc.	879,230	0.3
16,797		Radian Group, Inc.	371,214	0.1
247,111		Redwood Trust, Inc.	1,665,528	0.6
21,663		SEI Investments Co.	1,246,706	0.4
93,903		Simmons First National Corp.	1,642,363	0.6
137,260	(1)	StoneCo Ltd.	1,309,460	0.4
56,923		United Community Banks, Inc./GA	1,600,675	0.5
201,753		Valley National Bancorp	1,864,198	0.6
48,735		Victory Capital Holdings, Inc.	1,426,473	0.5
61,933		Zions Bancorp NA	1,853,655	0.6
			62,656,333	21.0

		Health Care: 14.9%
429,622	(1)	23andMe Holding Co.	979,538	0.3
204,360	(1)	Alignment Healthcare, Inc.	1,299,729	0.4
189,793	(1)	Amicus Therapeutics, Inc.	2,104,804	0.7
48,997	(1)	Arrowhead Pharmaceuticals, Inc.	1,244,524	0.4
39,626	(1)	Avanos Medical, Inc.	1,178,477	0.4

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

198,504	(1)	BioCryst Pharmaceuticals, Inc.	1,655,523	0.6
12,058		Bio-Techne Corp.	894,583	0.3
24,357		Bruker Corp.	1,920,306	0.7
42,401	(1)	Castle Biosciences, Inc.	963,351	0.3
602,038	(1)	Cerus Corp.	1,788,053	0.6
1,173,754	(1)	Clover Health Investments Corp.	991,939	0.3
60,615	(1)	Coherus Biosciences, Inc.	411,377	0.1
111,807	(1)	Corcept Therapeutics, Inc.	2,421,740	0.8
9,694	(1)	Haemonetics Corp.	800,841	0.3
29,258	(1)	Halozyme Therapeutics, Inc.	1,116,124	0.4
22,571	(1)	HealthEquity, Inc.	1,325,143	0.5
39,314	(1)	Hims & Hers Health, Inc.	392,350	0.1
264,366	(1)	Immunogen, Inc.	1,015,165	0.3
70,401	(1)	Insmed, Inc.	1,200,337	0.4
164,354	(1)	Kodiak Sciences, Inc.	1,018,995	0.3
8,203	(1)	Lantheus Holdings, Inc.	677,240	0.2
423,548	(1)	MannKind Corp.	1,736,547	0.6
8,500	(1)	Medpace Holdings, Inc.	1,592,828	0.5
86,182	(1)	NextGen Healthcare, Inc.	1,500,429	0.5
737,874	(1)	Opko Health, Inc.	1,077,296	0.4
79,575	(1)	Option Care Health, Inc.	2,528,098	0.9
87,684		Patterson Cos., Inc.	2,347,301	0.8
62,506	(1)	Privia Health Group, Inc.	1,725,791	0.6
33,517	(1)	QIAGEN NV	1,539,436	0.5
592,888	(1)	Rigel Pharmaceuticals, Inc.	782,612	0.3
107,769		Select Medical Holdings Corp.	2,785,829	0.9
117,590	(1)	Veradigm, Inc.	1,534,549	0.5
			44,550,855	14.9

		Industrials: 18.1%
59,737		ABM Industries, Inc.	2,684,581	0.9
63,226		Allison Transmission Holdings, Inc.	2,860,344	1.0
9,236	(1)	Apogee Enterprises, Inc.	399,300	0.1
47,261		Barnes Group, Inc.	1,903,673	0.6
49,907		Brady Corp.	2,681,503	0.9
154,096	(1)	CoreCivic, Inc.	1,417,683	0.5
31,866		CSG Systems International, Inc.	1,711,204	0.6
18,997		CSW Industrials, Inc.	2,639,253	0.9
136,520	(1)	First Advantage Corp.	1,905,819	0.6
21,879		Franklin Electric Co., Inc.	2,058,814	0.7
137,958	(1),(2)	Geo Group, Inc./The	1,088,489	0.4
122,122		Hillenbrand, Inc.	5,804,459	1.9
47,347	(1)	Hudson Technologies, Inc.	411,608	0.1
103,399	(2)	Kennametal, Inc.	2,851,745	1.0
49,695	(1)	Legalzoom.com, Inc.	466,139	0.2
57,746	(1)	Manitowoc Co., Inc./The	986,879	0.3
88,443		Marten Transport Ltd.	1,852,881	0.6
193,889		Mueller Water Products, Inc.	2,702,813	0.9
196,408	(1)	NOW, Inc.	2,189,949	0.7
75,537	(1)	Resideo Technologies, Inc.	1,380,816	0.5
46,182	(1)	Shoals Technologies Group, Inc.	1,064,573	0.4
124,894		Shyft Group, Inc./The	2,841,339	0.9
14,884		Simpson Manufacturing Co., Inc.	1,631,882	0.5
154,086	(1)	Upwork, Inc.	1,744,254	0.6
15,223		Watts Water Technologies, Inc.	2,562,335	0.9
22,241		Woodward, Inc.	2,165,606	0.7
97,567		Zurn Elkay Water Solutions Corp.	2,084,031	0.7
			54,091,972	18.1

		Information Technology: 12.4%
129,671		A10 Networks, Inc.	2,008,604	0.7
67,920	(1)	ACI Worldwide, Inc.	1,832,481	0.6
11,517	(1)	Agilysys, Inc.	930,752	0.3
26,015	(1)	Altair Engineering, Inc.	1,875,942	0.6
70,984	(1)	Avid Technology, Inc.	2,270,068	0.8
76,640	(1)	Box, Inc.	2,053,186	0.7
24,211	(1)	Clear Secure, Inc.	634,302	0.2
13,688	(1)	Commvault Systems, Inc.	776,657	0.3
105,502	(1)	Dropbox, Inc.	2,280,953	0.8
14,932	(1)	Formfactor, Inc.	475,584	0.2
37,140	(1)	Gen Digital, Inc.	635,574	0.2
196,220	(1),(2)	Infinera Corp.	1,522,667	0.5
41,405	(1)	Knowles Corp.	703,885	0.2
39,058	(1)	LiveRamp Holdings, Inc.	856,542	0.3
38,221		National Instruments Corp.	2,003,163	0.7
51,254	(1)	Nutanix, Inc.	1,332,091	0.4
78,147	(1)	Photronics, Inc.	1,295,677	0.4
33,660	(1)	Procore Technologies, Inc.	2,108,126	0.7
24,258	(1)	PROS Holdings, Inc.	664,669	0.2
52,030		Sapiens International Corp. NV	1,130,092	0.4
27,340	(1)	Semtech Corp.	659,988	0.2
64,279	(1)	Squarespace, Inc.	2,042,144	0.7
21,630	(1)	Tenable Holdings, Inc.	1,027,641	0.3
58,255	(1)	Varonis Systems, Inc.	1,515,212	0.5
30,504	(1)	Veeco Instruments, Inc.	644,555	0.2
134,372	(1)	Viavi Solutions, Inc.	1,455,249	0.5
119,584	(1)	Yext, Inc.	1,149,202	0.4
123,469	(1)	Zuora, Inc.	1,219,874	0.4
			37,104,880	12.4

		Materials: 6.0%
24,959	(1)	Arconic Corp.	654,675	0.2
8,223		Ashland, Inc.	844,584	0.3
44,234		Avient Corp.	1,820,671	0.6
13,496		Balchem Corp.	1,706,974	0.6
253,103		Element Solutions, Inc.	4,887,419	1.6
288,272		Glatfelter Corp.	919,588	0.3
38,222		Minerals Technologies, Inc.	2,309,373	0.8
44,634		Sensient Technologies Corp.	3,417,179	1.1
23,314		Worthington Industries, Inc.	1,507,250	0.5
			18,067,713	6.0

		Real Estate: 6.6%
92,999		Americold Realty Trust, Inc.	2,645,821	0.9
265,079	(1)	Anywhere Real Estate, Inc.	1,399,617	0.5
147,345		Apartment Investment and Management Co.	1,133,083	0.4
37,436		Broadstone Net Lease, Inc.	636,786	0.2
57,879		CareTrust REIT, Inc.	1,133,271	0.4

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

29,837	Essential Properties Realty Trust, Inc.	741,449	0.3
43,478	Gladstone Land Corp.	723,909	0.3
239,034	(1) Opendoor Technologies, Inc.	426,251	0.1
74,195	Plymouth Industrial REIT, Inc.	1,558,837	0.5
47,742	(1) Redfin Corp.	430,375	0.1
162,500	Sabra Healthcare REIT, Inc.	1,868,750	0.6
132,056	Service Properties Trust	1,315,278	0.4
97,640	STAG Industrial, Inc.	3,302,185	1.1
34,923	Terreno Realty Corp.	2,256,026	0.8
		19,571,638	6.6

	Utilities: 1.2%
21,430	ALLETE, Inc.	1,379,449	0.5
36,374	Avista Corp.	1,544,076	0.5
11,432	NorthWestern Corp.	661,456	0.2
		3,584,981	1.2

	Total Common Stock
	(Cost $294,087,574)	289,038,794	96.8

EXCHANGE-TRADED FUNDS: 2.6%
43,371	iShares Russell 2000 ETF	7,737,386	2.6

	Total Exchange-Traded Funds
	(Cost $7,888,678)	7,737,386	2.6

	Total Long-Term Investments
	(Cost $301,976,252)	296,776,180	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 1.4%
1,005,709	(3) Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,006,107, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,025,823, due 11/01/49-02/01/51)	1,005,709	0.3
184,563	(3) Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $184,636, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $188,254, due 12/26/24-03/20/53)	184,563	0.1
1,005,709	(3) HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $1,006,106, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,025,823, due 06/15/24-02/15/53)	1,005,709	0.4
1,005,709	(3) Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $1,006,115, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $1,025,830, due 04/14/23-03/21/28)	1,005,709	0.3
1,005,709	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,006,107, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,025,823, due 04/06/23-02/20/53)	1,005,709	0.3

	Total Repurchase Agreements
	(Cost $4,207,399)	4,207,399	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,415,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $1,415,000)	1,415,000	0.5

	Total Short-Term Investments
	(Cost $5,622,399)	5,622,399	1.9

	Total Investments in Securities (Cost $307,598,651)	$302,398,579	101.3
	Liabilities in Excess of Other Assets	(3,979,457)	(1.3)
	Net Assets	$298,419,122	100.0

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2023.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$289,038,794	$–	$–	$289,038,794
Exchange-Traded Funds	7,737,386	–	–	7,737,386
Short-Term Investments	1,415,000	4,207,399	–	5,622,399
Total Investments, at fair value	$298,191,180	$4,207,399	$–	$302,398,579

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $329,295,903.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$14,805,869
Gross Unrealized Depreciation	(41,703,193)
Net Unrealized Depreciation	$(26,897,324)